Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Stockholders' Equity
Note 6 - Stockholders' Equity

Common Stock

Stock Issuances

Effective July 3, 2019 the Company issued 333,333 shares to an accredited investor for $50,000. As part of the investment, the investor was also issued 333,333 warrants to purchase shares of common stock for two years at $.50 per share and 100,000 options to purchase shares of common stock for two years at $.25 per share

On July 19, 2019 the Company issued 260,000 shares to Michael Mansouri and 260,000 shares to Gianna Wolfe as consulting expense in connection with the acquisition of Radiant Images, Inc.

Effective July 28, 2019 the Company issued 200,000 shares to a related party in consideration for the payment of $50,000 to the Joint Venture, 80,000 shares to an accredited investor in consideration for $20,000 paid on behalf of the Joint Venture, and 22,000 shares to a related party for legal services valued at $11,000.

On August 2, 2019 the investor who acquired a note on January 22, 2019 converted that note to 400,000 shares of common stock.

Stock Subscription Received

Effective July 9, 2019 an investor subscribed to purchase: (i) 60,000 shares of common stock, and (ii) 60,000 Series C Warrants that are exercisable for 2 years from this date for an exercise price of $.50 per share. The purchase is at a price of $.25 per unit, for a total purchase price of $15,000, of which $2,787 was receivable at September 30, 2019.

On September 10, 2019 the Company sold 56,000 shares to an accredited investor for $28,000. Included with the purchase was warrants to 112,000 shares at $1.00 per year for two years and warrants to purchase 112,000 shares at $2.00 per year for two years.

Stock Purchase Warrants

During the year the company issued warrants in connection with the sales of shares as referenced above. Warrants outstanding are as follows:

	Warrant Shares	Weighted Average Exercise Price
Balance at June 30, 2018	11,645,654	$1.04
Granted	3,010,000	$1.51
Exercised	-	-
Forfeit or cancelled	-	-
Balance at June 30, 2019	14,655,664	$1.14
Granted	617,333	$0.86
Exercised	-	-
Forfeit or cancelled	-	-
Balance at September 30, 2019	15,272,997	$1.13

The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	1 to 2 years
Volatility:	102% to 269	%*
Dividend yield:	0	%**
Risk free interest rate:	2.57 to 2.44	%***

__________

* The volatility is based on the average volatility rate of three similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant

8,661,498 of the warrants issued during the year ended June 30, 2018 had a 1 year to maturity and were due to expire on June 30, 2019. On June 28, 2019, a board resolution was passed to extend the expiry of the warrants for one year and these warrants are set to expire on June 30, 2020.

Stock Options

During the year, pursuant to the Company’s 2019 Directors, Officers, Employees and Consultants Stock Option Plan the Company granted stock options as remuneration for work performed. The holders of the options rights to acquire shares shall vest 20% immediately upon issuance of this option, and an additional 20% every three months thereafter.

Refer to tables below for summary of options issued and vested during the year:

Options Granted	# of Options	Weighted Average strike price	Weighted Average Grant date fair value	Weighted Average remaining life (in years)
Outstanding as of 7/1/2019	1,455,000	0.52	725,000	4.59
Granted	100,000	0.02	19,000	0.33
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding as of 9/30/2019	1,555,000	0.48	745,000	4.35
Vested as of 9/30/2019	953,000	0.51	487,000	4.67

During the year the fair value of the options granted was $744,538, of which $556,700 has vested. The fair value of the options was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	5	years
Volatility:	102% to 267	%*
Dividend yield:	0	%**
Risk free interest rate:	2.43 to 2.57	%***

__________

* The volatility is based on the average volatility rate of three similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant

Common Stock

2018 Stock Issuances

Effective May 15, 2018, 3,000,000 shares of common stock were issued to Corby Marshall, Director, CFO and CEO, at a purchase price of $0.0001 per share for total cash proceeds of $300.

Effective May 22, 2018, 2,362,500 shares of common stock were issued to 14 investors at a purchase price of $0.01 per share for total cash proceeds of $23,652. This included 1,250,000 shares to directors of the Company.

Effective June 1, 2018, 612,500 shares of common stock were issued to 9 investors at a purchase price of $0.05 per share for total cash proceeds of $30,625.

Effective June 15, 2018, 2,438,666 shares of common stock were issued to 12 investors at a purchase price of $0.15 per share for total cash proceeds of $365,800. The investors for this purchase also received options to purchase up to 9,754,644 shares via warrants at various exercise prices between $0.30 and $2.00, refer to stock purchase warrants table. See stock warrants table below.

Effective June 29, 2018, 472,750 shares of common stock were issued to 29 investors at a purchase price of $0.50 per share for total cash proceeds of $236,375. The investors for this purchase also received options to purchase up to 1,891,000 shares via warrants at exercise prices of $1.00 and $2.00 refer to stock purchase warrants table. See stock warrants table below.

2019 Stock Issuances

Effective January 30, 2019, 715,000 shares of common stock were issued to five investors at a purchase price of $0.50 per share for total cash proceeds of $357,500. The investors for this purchase also received options to purchase up to 2,860,000 shares via warrants at exercise prices of $1.00 and $2.00 refer to stock purchase warrants table. See stock warrants table below.

Effective January 30, 2019, 59,100 shares were issued at a value of $0.50 per share to four consultants as compensation for $29,550 in website, advertising, legal and advisory services provided to the Company during the period.

Effective April 18, 2019, 236,600 shares of common stock were issued for cash to two investors at a purchase price of $0.50 and $1.00 per share for total cash proceeds of $155,800. The investors for this purchase also received options to purchase up to 150,000 shares via warrants at exercise prices of $1.50 and $2.00 refer to stock purchase warrants table. See stock warrants table below.

Stock Subscription Receivable

The Company issued capital stock during Fiscal 2018 for which payment was not received by the Company as of June 30, 2018, resulting in a stock subscription receivable of $142,500 as of June 30, 2018. The payment of $142,500 was received during 2019. During Q4 of the fiscal year ended June 30, 2019, the Company received payment for unissued capital stock as of June 30, 2019, resulting in a stock subscription received of $170,000 as of June 30, 2019.

Stock Purchase Warrants

During the year the company issued warrants in connection with the sales of shares as referenced above. Warrants outstanding are as follows:

	Warrant Shares	Weighted Average Exercise Price
Balance at May 15, 2018 (inception)	-	$-
Granted	11,645,654	$1.04
Exercised	-	-
Forfeit or cancelled	-	-
Balance at June 30, 2018	11,645,654	$1.04
Granted	3,010,000	$1.51
Exercised	-	-
Forfeit or cancelled	-	-
Balance at June 30, 2019	14,655,664	$1.14

The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	1 to 2 years
Volatility:	267% to 269	%*
Dividend yield:	0	%**
Risk free interest rate:	2.57 to 2.44	%***

* The volatility is based on the average volatility rate of three similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant

8,661,498 of the warrants issued during the year ended June 30, 2018 had a 1 year to maturity and were due to expire on June 30, 2019. On June 28, 2019, a board resolution was passed to extend the expiry of the warrants for one year and these warrants are set to expire on June 30, 2020.

Stock Options

During the year, pursuant to the Company’s 2019 Directors, Officers, Employees and Consultants Stock Option Plan the Company granted stock options as remuneration for work performed. The holders of the options rights to acquire shares shall vest 20% immediately upon issuance of this option, and an additional 20% every three months thereafter.

The Company also issued 150,000 stock options with a strike price of $0.50 for a 5 year term in lieu of interest payments for the note due on demand which vested upon issuance.

Refer to tables below for summary of options issued and vested during the year:

Options Granted	# of Options	Weighted Average strike price	Weighted Average Grant date fair value	Weighted Average remaining life (in years)
Outstanding as of 7/1/2018	-	-	-	-
Granted	1,455,000	0.52	725,000	4.59
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding as of 6/30/2019	1,455,000	0.52	725,000	4.59

Vested as of 6/30/2019	672,000	0.52	335,000	4.59

During the year the fair value of the options granted was $725,517, of which $422,326 has vested. The fair value of the options was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	5 years
Volatility:	267	%*
Dividend yield:	0	%**
Risk free interest rate:	2.43 to 2.57	%***

* The volatility is based on the average volatility rate of three similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant

There were no options issued during the period ending June 30, 2018.